Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Components of net periodic benefit cost
The cost to the company of its retirement benefit plans is shown in the following table:

	Year Ended December 31
	Pension Benefits			Medical and Life Benefits
$ in millions	2015	2014	2013	2015	2014	2013
Components of net periodic benefit cost
Service cost	$484	$457	$516	$35	$34	$36
Interest cost	1,224	1,260	1,117	94	99	96
Expected return on plan assets	(1,975)	(1,871)	(1,809)	(89)	(83)	(75)
Amortization of:
Prior service credit	(60)	(59)	(58)	(28)	(45)	(51)
Net loss from previous years	682	327	608	27	13	30
Other	—	1	—	—	—	—
Net periodic benefit cost	$355	$115	$374	$39	$18	$36

Changes in unamortized benefit plan costs
The table below summarizes the components of changes in unamortized benefit plan costs for the years ended December 31, 2015, 2014 and 2013:

$ in millions	Pension Benefits	Medical and Life Benefits	Total
Changes in unamortized benefit plan costs
Change in net actuarial loss	$(2,158)	$(280)	$(2,438)
Amortization of:
Prior service credit	58	51	109
Net loss from previous years	(608)	(30)	(638)
Tax expense related to above items	1,075	102	1,177
Change in unamortized benefit plan costs – 2013	(1,633)	(157)	(1,790)
Change in net actuarial loss	3,833	234	4,067
Change in prior service cost	—	(92)	(92)
Amortization of:
Prior service credit	59	45	104
Net loss from previous years	(327)	(13)	(340)
Tax benefit related to above items	(1,357)	(66)	(1,423)
Change in unamortized benefit plan costs – 2014	2,208	108	2,316
Change in net actuarial loss	626	(125)	501
Change in prior service cost	—	—	—
Amortization of:
Prior service credit	60	28	88
Net loss from previous years	(682)	(27)	(709)
Tax (benefit) expense related to above items	(1)	46	45
Change in unamortized benefit plan costs – 2015	$3	$(78)	$(75)

Amounts recorded in accumulated other comprehensive loss

	Pension Benefits		Medical and Life Benefits
$ in millions	2015	2014	2015	2014
Amounts recorded in accumulated other comprehensive loss
Net actuarial loss	$(8,741)	$(8,797)	$(220)	$(372)
Prior service credit	304	364	66	94
Income tax benefits related to above items	3,286	3,285	64	110
Unamortized benefit plan costs	$(5,151)	$(5,148)	$(90)	$(168)

Change in plan assets and amounts recognized in the consolidated statements of financial position

	Pension Benefits		Medical and Life Benefits
$ in millions	2015	2014	2015	2014
Change in plan assets
Fair value of plan assets at beginning of year	$25,063	$24,098	$1,216	$1,175
Net gain on plan assets	(258)	2,298	(5)	108
Employer contributions	578	78	68	57
Participant contributions	10	19	22	50
Benefits paid	(1,428)	(1,409)	(151)	(186)
Other	(15)	(21)	3	12
Fair value of plan assets at end of year	23,950	25,063	1,153	1,216
Change in projected benefit obligation
Projected benefit obligation at beginning of year	30,525	25,972	2,398	2,224
Service cost	484	457	35	34
Interest cost	1,224	1,260	94	99
Participant contributions	10	19	22	50
Plan amendments	—	—	—	(92)
Actuarial (gain) loss	(1,602)	4,273	(219)	258
Benefits paid	(1,428)	(1,409)	(151)	(186)
Other	(31)	(47)	2	11
Projected benefit obligation at end of year	29,182	30,525	2,181	2,398
Funded status	$(5,232)	$(5,462)	$(1,028)	$(1,182)

Classification of amounts recognized in the consolidated statements of financial position
Non-current assets	$18	$3	$79	$80
Current liability	(142)	(133)	(43)	(39)
Non-current liability	(5,108)	(5,332)	(1,064)	(1,223)

Amounts expected to be recognized in 2016 net periodic benefit cost

$ in millions	Pension Benefits	Medical and Life Benefits	Total
Amounts expected to be recognized in 2016 net periodic benefit cost
Net actuarial loss	$714	$16	$730
Prior service credit	(60)	(22)	(82)

Pension plans with accumulated benefit obligations in excess of fair value of plan assets
Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	December 31
$ in millions	2015	2014
Projected benefit obligation	$29,131	$30,405
Accumulated benefit obligation	28,923	30,172
Fair value of plan assets	23,882	24,940

Weighted-average plan assumptions
On a weighted-average basis, the following assumptions were used to determine benefit obligations and net periodic benefit cost:

	Pension Benefits		Medical and Life Benefits
	2015	2014	2015	2014
Assumptions used to determine benefit obligation at December 31
Discount rate	4.53%	4.12%	4.47%	4.04%
Initial cash balance crediting rate assumed for the next year	3.00%	2.75%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.75%	3.50%
Year that the cash balance crediting rate reaches the ultimate rate	2021	2020
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			7.00%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2020	2019
Assumptions used to determine benefit cost for the year ended December 31
Discount rate	4.12%	4.99%	4.04%	4.90%
Initial cash balance crediting rate assumed for the next year	2.75%	3.90%
Rate to which the cash balance crediting rate is assumed to increase (the ultimate rate)	3.50%	4.70%
Year that the cash balance crediting rate reaches the ultimate rate	2020	2019
Expected long-term return on plan assets	8.00%	8.00%	7.58%	7.45%
Rate of compensation increase	3.00%	3.00%
Initial health care cost trend rate assumed for the next year			6.50%	6.50%
Rate to which the health care cost trend rate is assumed to decline (the ultimate trend rate)			5.00%	5.00%
Year that the health care cost trend rate reaches the ultimate trend rate			2019	2017

Plan asset allocation
For the majority of the plans’ assets, the investment policies require that the asset allocation be maintained within the following ranges as of December 31, 2015:

Asset Allocation Ranges
U.S. equities	15% - 35%
International equities	10% - 30%
Fixed income securities	20% - 55%
Alternative investments	10% - 30%
The table below provides the fair values of the company’s pension and VEBA trust plan assets at December 31, 2015 and 2014, by asset category. The table also identifies the level of inputs used to determine the fair value of assets in each category (see Note 1 for definition of levels). The significant amount of Level 2 investments in the table results from including in this category investments in pooled funds that contain investments with values based on quoted market prices, but for which the funds are not valued on a quoted market basis, and fixed income securities valued using model-based pricing services.

	Level 1		Level 2		Level 3		Total
$ in millions	2015	2014	2015	2014	2015	2014	2015	2014
Asset category
Cash and cash equivalents(1)	$37	$38	$1,471	$1,737			$1,508	$1,775
U.S. equities(2)	4,043	4,729	593	147	$2	$2	4,638	4,878
International equities(2)	2,300	2,675	2,551	2,062			4,851	4,737
Fixed income securities
U.S. Treasuries			530	957			530	957
U.S. Government Agency			717	909			717	909
Non-U.S. Government			309	440			309	440
Corporate debt			4,919	5,710			4,919	5,710
Asset backed			392	604	1	4	393	608
High yield debt			1,719	586			1,719	586
Bank loans			261	228			261	228
Alternative Investments
Hedge funds					497	632	497	632
Private equities					1,850	2,030	1,850	2,030
Real estate					2,886	2,759	2,886	2,759
Other(3)	20	32	5	(2)			25	30
Fair value of plan assets at the end of the year	$6,400	$7,474	$13,467	$13,378	$5,236	$5,427	$25,103	$26,279

(1)	Cash and cash equivalents are predominantly held in money market or short-term investment funds.
(2) U.S. and international equities represent private investment funds that primarily hold diversified investments in underlying equity securities. These funds are structured as limited partnerships, one of which has an unfunded commitment of $25 million. Redemption periods are monthly with a notice requirement less than 30 days.
(3) Other assets include derivative assets with a fair value of $40 million and $84 million, derivative liabilities with a fair value of $25 million and $59 million, and net notional amounts of $3.2 billion and $3.0 billion, as of December 31, 2015 and 2014, respectively. Derivative instruments may include exchange traded futures contracts, interest rate swaps, options on futures and swaps, currency contracts, total return swaps and credit default swaps. Notional amounts do not quantify risk or represent assets or liabilities of the pension and VEBA trusts, but are used in the calculation of cash settlement under the contracts. The volume of derivative activity is commensurate with the amounts disclosed at year-end. Certain derivative financial instruments within the pension trust are subject to master netting agreements with certain counterparties.

Changes in fair value of plan assets, significant unobservable inputs
The changes in the fair value of the pension and VEBA plan trust assets measured using Level 3 significant unobservable inputs during 2015 and 2014, are as follows:

$ in millions	Hedge funds and High-yield debt	Private equities	Real Estate	Other	Total
Balance as of December 31, 2013	$822	$2,075	$2,767	$6	$5,670
Actual return on plan assets:
Unrealized (losses) gains, net	(46)	(60)	173	—	67
Realized gains, net	89	10	71	—	170
Purchases	21	431	61	—	513
Sales	(254)	(426)	(313)	—	(993)
Balance as of December 31, 2014	632	2,030	2,759	6	5,427
Actual return on plan assets:
Unrealized gains (losses), net	(55)	(193)	235	—	(13)
Realized gains (losses), net	50	(2)	(7)	—	41
Purchases	87	225	52	—	364
Sales	(217)	(210)	(153)	(3)	(583)
Balance as of December 31, 2015	$497	$1,850	$2,886	$3	$5,236

The amount of total gains and (losses) for the period attributable to the change in unrealized gains or (losses) related to assets held at year-end	$(55)	$(172)	$310	$—	$83

Estimated benefit payments
The following table reflects estimated future benefit payments for the next ten years, based upon the same assumptions used to measure the benefit obligation, and includes expected future employee service, as of December 31, 2015:

$ in millions	Pension Plans	Medical and Life Plans	Total
Year Ending December 31
2016	$1,469	$151	$1,620
2017	1,513	155	1,668
2018	1,563	158	1,721
2019	1,614	160	1,774
2020	1,664	161	1,825
2021 through 2025	9,065	788	9,853